Share-based Compensation - Allocation of recognized period costs and expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	$ 2,034	¥ 13,989	¥ 20,852	¥ 1,890
Income tax benefit recognized for share-based compensation		0	0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	545	3,750	5,017	(4,367)
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	343	2,360	1,877	(2,842)
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	738	5,072	10,796	11,025
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	$ 408	¥ 2,807	¥ 3,162	¥ (1,926)